LOANS AND ADVANCES TO CUSTOMERS AND FINANCIAL INSTITUTIONS, NET - Loans and financial leasing operating portfolio (Details) - COP ($) $ in Millions		Dec. 31, 2019	Dec. 31, 2018
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions		$ 182,282,743	$ 173,819,116
Total allowance		(10,929,395)	(10,235,831)
Total Net loans and advances to customers and financial institutions		171,353,348	163,583,285
Commercial
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions	[1]	92,768,553	94,600,648
Consumer
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions		39,700,670	31,993,381
Mortgage
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions		23,983,283	22,870,685
Financial leases
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions	[2]	24,550,829	23,198,204
Small Business Loans
Disclosure Of Loans And Advances To Customers Explanatory [Line Items]
Total gross loans and advances to customers and financial institutions		$ 1,279,408	$ 1,156,198

[1]	Includes loans to financial institutions amounting to COP 9,686,637 and COP 8,154,507 as of December 31, 2019 and 2018, respectively.
[2]	See note 7.1 Lessor.